Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Zenith Acquisition
Business Acquisition [Line Items]
Schedule of Total Purchase Consideration and Fair Values of Acquired Assets and Liabilities at Acquisition Date
The total purchase consideration and the fair values and liabilities at the acquisition date were as follows.

Consideration
Cash Consideration		$6,909
Promissory Note Consideration		974
Stock Consideration		813
Settlement of Preexisting Relationships		1,158

Fair Value of Total Consideration Transferred		9,854
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$4,527

Accounts receivable	518
Inventory	692
Prepaid expenses and other current assets	632
Property and equipment, net	61

Total identifiable assets acquired	6,430

Accounts payable	490
Accrued expenses and other current liabilities	248

Total liabilities assumed	738

Total identifiable net assets		5,692

Goodwill		$4,162

iQuue Acquisition
Business Acquisition [Line Items]
Schedule of Total Purchase Consideration and Fair Values of Acquired Assets and Liabilities at Acquisition Date
The total purchase consideration and the fair values of the acquired assets and liabilities at the acquisition date were as follows.

Consideration
Cash paid at acquisition		$6,192
Contingent consideration		5,230
Cash consideration held in escrow		1,021
Net working capital adjustment		508

Fair value of total consideration transferred		12,951
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$290
Accounts receivable	721
Inventory	49
Intangible assets	3,590
Prepaid expenses and other assets	5

Total identifiable net assets acquired	4,655

Accounts payable	48
Deferred revenue	91
Accrued expenses and other liabilities	69

Total liabilities assumed	208

Total identifiable assets		4,447

Goodwill		$8,504

Schedule of Recorded Intangible Assets at Fair Value
The Company recorded intangible assets at their fair value, which consisted of the following.

	Estimated useful life (in years)	December 31, 2021
Customer relationships	13	$3,290
Developed technology	1	300

Total intangible assets		$3,590